LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS, NET
Schedule of investments in equity method investees

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Investments in equity method investees	430,292	370,985
Investments accounted for at fair values	6,480,322	1,063,689
Equity investments measured under measurement alternative and NAV practical expedient	1,232,735	152,645
Long-term time deposits	946,096	11,064,516
Held-to-maturity debt investments	135,071	147,529
Available-for-sale debt investments	7,813,655	5,126,289
Total long-term investments	17,038,171	17,925,653

Investments in equity method investees

Amounts
RMB
(in thousands)
Balance at December 31, 2019	395,926
Investments made	339,577
Income (loss) from investment	(10,924)
Investment impairment	(26,650)
Dividend received	(8,000)
Balance at December 31, 2020	689,929
Investments made	258,990
Income (loss) from investment	39,520
Investment impairment	(2,914)
Disposal of investment	(540,433)
Dividend received	(14,800)
Balance at December 31, 2021	430,292
Investments made	12,188
Income (loss) from investment	44,588
Disposal of investment	(134,406)
Dividend received	(27,338)
Acquired in a business combination	45,661
Balance at December 31, 2022	370,985

Schedule of carrying amount and fair value of investments

		Gross	Gross
		unrealized	unrealized	Exchange	Dividends
	Cost basis	gains	losses	adjustments	received	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Marketable securities (i)	296,848	—	(142,337)	(732)	—	153,779
Unlisted equity securities (ii)	221,694	24,313	—	—	—	246,007
Loan receivables measured at fair value (ii)	65,368	2,822	—	—	—	68,190
Wealth management product (iii)	6,109,574	209,844	—	(228,453)	(78,619)	6,012,346
Balance at December 31, 2021	6,693,484	236,979	(142,337)	(229,185)	(78,619)	6,480,322
Marketable securities (i)	96,848	—	(63,678)	3,964	—	37,134
Unlisted equity securities (ii)	220,035	442	(135,805)	—	—	84,672
Loan receivables measured at fair value (ii)	32,532	2	(28,651)	—	—	3,883
Wealth management product (iii)	937,500	500	—	—	—	938,000
Balance at December 31, 2022	1,286,915	944	(228,134)	3,964	—	1,063,689

Schedule of Equity investments measured under measurement alternative and NAV practical expedient

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Yuanjing Mingchuang (i)	532,035	14,930
Shengdu (ii)	480,000	—
Others	94,320	46,710
Total Equity investments measured under measurement alternative	1,106,355	61,640

Schedule of carrying value of investment in private companies accounted for under measurement alternative

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Initial cost basis	1,299,144	835,790
Cumulated unrealized losses (including impairment)	(192,789)	(774,150)
Total carry value	1,106,355	61,640

Schedule of long-term held-to-maturity debt securities

As of December 31, 2022
		Gross	Gross
	Cost or	unrecognized	unrecognized
	Amortized	holding	holding	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB

(in thousands)
Held-to-maturity debt investments	147,529	—	(9,044)	138,485

Summary of amortized cost of held-to-maturity debt investments with stated contractual dates classified by the contractual maturity date of the investments

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Due in 1 year through 5 years	135,071	147,529
Total	135,071	147,529

Schedule of available-for-sale debt investments

As of December 31, 2022
	Cost or	Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB

(in thousands)
Available-for-sale debt investments	5,466,446	—	(340,157)	5,126,289

Summary of Group's gross unrealized losses and fair values for available-for-sale debt investments

12 Months or Greater
	Fair	Unrealized
	Value	Losses
	RMB	RMB

(in thousands)
Additional Tier1 Bonds	5,126,289	(340,157)

Summary of the estimated fair value of available-for-sale debt investments with stated contractual dates classified by the contractual maturity date of the investments

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Due in 1 year through 5 years	7,813,655	5,126,289
Total	7,813,655	5,126,289